Subsequent Events (Details)						1 Months Ended	6 Months Ended
	Sep. 06, 2022 EquityInstruments	Aug. 18, 2022 EquityInstruments	Aug. 08, 2022 kg	Jul. 29, 2022 EquityInstruments	Apr. 22, 2022 EquityInstruments	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 30, 2022 EquityInstruments	Nov. 10, 2022 USD ($)	Sep. 30, 2022 EUR (€) shares
Subsequent Events
Loss on deconsolidation						$ 2,338,342
Restricted stock units
Subsequent Events
Number of restricted stock units granted | EquityInstruments					2,480,532
RSUs granted to employees, directors and officers
Subsequent Events
Number of restricted stock units granted | EquityInstruments								4,503,514
Consultancy Arrangements with Daniel Petrov
Subsequent Events
Amount payable for consulting services and advisory work							$ 300,000
Consultancy Arrangements with Daniel Petrov | Restricted stock units
Subsequent Events
RSUs vested | EquityInstruments				306,123
Consultancy Arrangements with Mehrdad Momeni
Subsequent Events
Amount payable for consulting services and advisory work							300,000
Consultancy Arrangements with Mehrdad Momeni | Restricted stock units
Subsequent Events
RSUs vested | EquityInstruments				306,123
Consultancy Arrangements with Kelly Abbott
Subsequent Events
Amount payable for consulting services and advisory work							300,000
Consultancy Arrangements with Kelly Abbott | Restricted stock units
Subsequent Events
RSUs vested | EquityInstruments				306,123
Consultancy Arrangements with Connor Yuen
Subsequent Events
Amount payable for consulting services and advisory work							250,000
Consultancy Arrangements with Connor Yuen | Restricted stock units
Subsequent Events
RSUs vested | EquityInstruments				281,532
Consultancy Arrangements with Suzette Ramcharan
Subsequent Events
Amount payable for consulting services and advisory work							350,000
Consultancy Arrangements with Suzette Ramcharan | Restricted stock units
Subsequent Events
RSUs vested | EquityInstruments		281,532
Consultancy Arrangements with Pouya Farmand
Subsequent Events
Amount payable for consulting services and advisory work							$ 450,000
Consultancy Arrangements with Pouya Farmand | Restricted stock units
Subsequent Events
RSUs vested | EquityInstruments	608,108
Consultancy Arrangements with Kiran Sidhu
Subsequent Events
Number of restricted stock units granted | item							600,000
Consultancy Arrangements with Terry Booth
Subsequent Events
Amount payable for consulting services and advisory work							$ 250,000
Loan Restructuring Agreement
Subsequent Events
Loan payable by Cellen to the Company									$ 500,000
Loan payable by Cellen to the Company interest rate									5.00%
Termination Agreement with the Company's President
Subsequent Events
Contractually agreed bonus payable | €										€ 46,000
Shares issuable | shares										110,000
Cansativa Supply Agreement
Subsequent Events
Quantity of dried cannabis flower to be supplied | kg			1,000
Term for supply of 1,000 kilograms of dried cannabis flower			12 months